UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES MEMBERS' CAPITAL/OWNER'S AND DROPDOWN COMPANIES EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Unitholders	Subordinated Unitholders	Seadrill	Total before Non-controlling interest	Non-controlling interest
Consolidated and Combined, beginning balance at Dec. 31, 2012	$ 1,424.4	$ 294.1	$ 3.7	$ 226.8	$ 524.6	$ 899.8
Increase (Decrease) in Partners' Capital [Roll Forward]
Movement in invested equity	12.9			16.5	16.5	(3.6)
Net income	86.4	12.3	8.2	10.6	31.1	55.3
Cash Distributions paid	(12.0)	(7.2)	(4.8)		(12.0)
Consolidated and Combined, ending balance at Mar. 31, 2013	1,511.7	299.2	7.1	253.9	560.2	951.5
Consolidated and Combined, beginning balance at Dec. 31, 2013	1,254.6	280.2	18.8	0	299.0	955.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	43.8	13.8	4.9	1.1	19.8	24.0
Common units issued to Seadrill and public (net of transaction costs)	401.3	401.3			401.3
Issuance of units by Seadrill Capricorn Holdings LLC	341.5					341.5
Cash Distributions paid	(271.9)	(19.8)	(7.4)		(27.2)	(244.7)
Consolidated and Combined, ending balance at Mar. 31, 2014	$ 1,769.3	$ 675.5	$ 16.3	$ 1.1	$ 692.9	$ 1,076.4